[LOGO]
[THE HARTFORD]

May 2, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:                             See Attached Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                 The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                 The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 23, 2012.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
PM, Registered Project Filings

Exhibit A

Hartford Life Insurance Company Separate Account Three:

File No. 333-119414	The Director M
Director M Platinum
AmSouth VA M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
File No. 333-119419	Director M Access
File No. 333-119415	Director M Edge
File No. 333-119422	Director M Plus
AmSouth VA M Plus
The Director M Select Plus
File No. 333-119417	The Director M Outlook
Director M Platinum Outlook
AmSouth VA M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook

Hartford Life Insurance Company Separate Account Seven:

File No. 333-176150	Huntington Hartford’s Personal Retirement Manager Series III
File No. 333-176149	Hartford’s Personal Retirement Manager Select Series III
File No. 333-176151	Hartford’s Personal Retirement Manager V-A Series III
File No. 333-174678	Hartford’s Personal Retirement Manager Foundation O-Share
File No. 333-168990	Hartford’s Personal Retirement Manager Select Series II
File No. 333-168988	Hartford’s Personal Retirement Manager V-A Series II
File No. 333-136547	Hartford’s Personal Retirement Manager Foundation Series II
File No. 333-159545	Hartford’s Personal Retirement Manager V-A Series I
File No. 333-101932	Hartford Leaders Series II/IIR/III
Wells Fargo Leaders Series I/IR/II
Hartford Leaders / Chase Series I/II
Classic Hartford Leaders
Hartford Leaders Select
Huntington Hartford Leaders
Hartford Select Leaders Series V
File No. 333-101937	Hartford Leaders Access
File No. 333-101942	Hartford Leaders Edge
File No. 333-101948	Hartford Leaders Plus

Hartford Life and Annuity Insurance Company Separate Account Three:

File No. 333-119418	The Director M
Wells Fargo Director M
File No. 333-119423	Director M Access
File No. 333-119420	Director M Edge
File No. 333-119416	Director M Plus
File No. 333-119421	The Director M Outlook
Wells Fargo Director M Outlook

Hartford Life and Annuity Insurance Company Separate Account Seven:

File No. 333-176152	Hartford’s Personal Retirement Manager Series III
File No. 333-176153	Hartford’s Personal Retirement Manager V-A Series III
File No. 333-174679	Hartford’s Personal Retirement Manager Foundation O-Share
File No. 333-168989	Hartford’s Personal Retirement Manager V-A Series II
File No. 333-136548	Hartford’s Personal Retirement Manager Foundation Series II
File No. 333-159547	Hartford’s Personal Retirement Manager V-A Series I
File No. 333-101933	Hartford Leaders Series II/IIR/III
Wells Fargo Leaders Series I/IR/II
Hartford Select Leaders Series V
File No. 333-101936	Hartford Leaders Access
File No. 333-101943	Hartford Leaders Edge
File No. 333-101949	Hartford Leaders Plus